Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Details of Share-Based Payments

Details of share-based payments as at December 31, 2018, are as follows:

12th grant
Grant date	August 2, 2018
Grantee	CEOs, inside directors, outside directors, executives
Vesting conditions	Service condition: 1 year Non-market performance condition: achievement of performance
Fair value per option (in Korean won)	￦28,350
Total compensation costs (in Korean won)	￦5,956 million
Estimated exercise date (exercise date)	During 2019
Valuation method	Fair value method

Summary of Changes in the Number of Stock Options and the Weighted-Average Exercise Price

Changes in the number of stock options and the weighted-average exercise price as at December 31, 2017 and 2018, are as follows:

	2017
	Beginning	Grant	Expired	Exercised[1]	Ending	Number of shares exercisable
10th grant	318,506	—	193,094	125,412	—	—
11th grant	—	316,949	—	—	316,949	—

Total	318,506	316,949	193,094	125,412	316,949	—

	2018
	Beginning	Grant	Expired	Exercised[1]	Ending	Number of shares exercisable
11th grant	316,949	—	312,181	4,768	—	—
12th grant	—	353,325	—	—	353,325	—

Total	316,949	353,325	312,181	4,768	353,325	—

1	The closing price of ordinary shares at the time of exercise in 2018 was ￦27,300 (2017: ￦31,797).